Bank Borrowings - Schedule of Borrowings (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Borrowings [Line Items]
Short-term		$ 18,199,806	$ 15,265,739
Long-term (Non- current portions)		$ 10,963,881	9,446,467
Bank SinoPac [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	2.61%
Maturity	[1]	November 2027
Principal	[1]	$ 653,756
Short-term	[1]	341,090	326,321
Long-term (Non- current portions)	[1]	$ 312,666	625,444
Bank SinoPac One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	2.61%
Maturity	[1]	December 2028
Principal	[1]	$ 609,181
Short-term	[1]	203,061	194,267
Long-term (Non- current portions)	[1]	$ 406,120	582,799
Bank SinoPac Two [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	2.19%
Maturity	[1]	January 2025
Principal	[1]	$ 457,457
Short-term	[1]		457,457
Long-term (Non- current portions)	[1]
Bank SinoPac Three [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	2.19%
Maturity	[1]	February 2025
Principal	[1]	$ 2,192,112
Short-term	[1]		2,192,112
Long-term (Non- current portions)	[1]
Bank SinoPac Four [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	2.19%
Maturity	[1]	June 2025
Principal	[1]	$ 245,593
Short-term	[1]		245,593
Long-term (Non- current portions)	[1]
Bank SinoPac Five [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	2.19%
Maturity	[1]	June 2026
Principal	[1]	$ 2,231,431
Short-term	[1]	2,231,431
Long-term (Non- current portions)	[1]
Bank SinoPac Six [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	2.19%
Maturity	[1]	January 2026
Principal	[1]	$ 227,236
Short-term	[1]	227,236
Long-term (Non- current portions)	[1]
Bank SinoPac Seven [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	2.19%
Maturity	[1]	February 2026
Principal	[1]	$ 249,538
Short-term	[1]	249,538
Long-term (Non- current portions)	[1]
Bank SinoPac Eight [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	2.19%
Maturity	[1]	March 2026
Principal	[1]	$ 253,628
Short-term	[1]	253,628
Long-term (Non- current portions)	[1]
Bank SinoPac Nine [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[1]	2.19%
Maturity	[1]	June 2026
Principal	[1]	$ 362,033
Short-term	[1]	362,033
Long-term (Non- current portions)	[1]
Bank of Taiwan [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[2]	1.95%
Maturity	[2]	October 2038
Principal	[2]	$ 6,109,163
Short-term	[2]	476,039	455,424
Long-term (Non- current portions)	[2]	$ 5,633,124	5,844,600
Bank of Taiwan One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[2]	2.41%
Maturity	[2]	March 2025
Principal	[2]	$ 609,942
Short-term	[2]		609,942
Long-term (Non- current portions)	[2]
Bank of Taiwan Two [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[2]	2.41%
Maturity	[2]	March 2026
Principal	[2]	$ 956,328
Short-term	[2]	956,328
Long-term (Non- current portions)	[2]
Chang Hwa Bank [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.43%
Maturity		March 2025
Principal		$ 501,170
Short-term			501,170
Long-term (Non- current portions)
Chang Hwa Bank One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.43%
Maturity		June 2025
Principal		$ 1,219,884
Short-term			1,219,884
Long-term (Non- current portions)
Chang Hwa Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.43%
Maturity		April 2025
Principal		$ 302,232
Short-term			302,232
Long-term (Non- current portions)
Chang Hwa Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.43%
Maturity		May 2025
Principal		$ 336,862
Short-term			336,862
Long-term (Non- current portions)
Chang Hwa Bank Four [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.43%
Maturity		February 2026
Principal		$ 1,115,716
Short-term		1,115,716
Long-term (Non- current portions)
Chang Hwa Bank Five [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.43%
Maturity		April 2026
Principal		$ 321,937
Short-term		321,937
Long-term (Non- current portions)
Chang Hwa Bank Six [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.43%
Maturity		May 2026
Principal		$ 334,559
Short-term		334,559
Long-term (Non- current portions)
CTBC BANK [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.60%
Maturity		December 2026
Principal		$ 914,913
Short-term
Long-term (Non- current portions)			914,913
CTBC Bank One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.60%
Maturity		December 2027
Principal		$ 1,912,655
Short-term
Long-term (Non- current portions)		$ 1,912,655
E.SUN BANK [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.62%
Maturity		March 2025
Principal		$ 1,372,370
Short-term			1,372,370
Long-term (Non- current portions)
E.SUN BANK One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.62%
Maturity		April 2026
Principal		$ 1,434,492
Short-term		1,434,492
Long-term (Non- current portions)
First Bank [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[3]	2.60%
Maturity	[3]	January 2029
Principal	[3]	$ 570,510
Short-term	[3]	180,048	167,835
Long-term (Non- current portions)	[3]	$ 390,462	545,803
First Bank One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[3]	2.60%
Maturity	[3]	April 2029
Principal	[3]	$ 307,714
Short-term	[3]	89,533	83,460
Long-term (Non- current portions)	[3]	$ 218,181	294,389
First Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[3]	2.60%
Maturity	[3]	September 2029
Principal	[3]	$ 667,422
Short-term	[3]	171,672	160,027
Long-term (Non- current portions)	[3]	$ 495,750	638,519
First Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[4]	2.20%
Maturity	[4]	November 2025
Principal	[4]	$ 914,913
Short-term	[4]		914,913
Long-term (Non- current portions)	[4]
First Bank Four [Member]
Schedule of Borrowings [Line Items]
Annual interest rate	[3]	2.60%
Maturity	[3]	August 2030
Principal	[3]	$ 1,370,737
Short-term	[3]	108,868
Long-term (Non- current portions)	[3]	$ 1,261,869
Hua Nan Bank [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.38%
Maturity		January 2025
Principal		$ 1,067,399
Short-term			1,067,399
Long-term (Non- current portions)
Hua Nan Bank One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.38%
Maturity		April 2025
Principal		$ 283,773
Short-term			283,773
Long-term (Non- current portions)
Hua Nan Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.38%
Maturity		March 2026
Principal		$ 246,032
Short-term		246,032
Long-term (Non- current portions)
Hua Nan Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.38%
Maturity		January 2026
Principal		$ 105,714
Short-term		105,714
Long-term (Non- current portions)
Hua Nan Bank Four [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.65%
Maturity		April 2026
Principal		$ 1,593,880
Short-term		1,593,880
Long-term (Non- current portions)
Shin Kong Bank [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.21%
Maturity		June 2025
Principal		$ 97,150
Short-term			97,150
Long-term (Non- current portions)
Shin Kong Bank One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.21%
Maturity		January 2026
Principal		$ 75,953
Short-term		75,953
Long-term (Non- current portions)
Shin Kong Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.21%
Maturity		February 2026
Principal		$ 78,265
Short-term		78,265
Long-term (Non- current portions)
Shin Kong Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.21%
Maturity		March 2026
Principal		$ 67,017
Short-term		67,017
Long-term (Non- current portions)
Shin Kong Bank Four [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.21%
Maturity		April 2026
Principal		$ 76,085
Short-term		76,085
Long-term (Non- current portions)
Shin Kong Bank Five [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.39%
Maturity		May 2026
Principal		$ 128,738
Short-term		128,738
Long-term (Non- current portions)
Shin Kong Bank Six [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.39%
Maturity		June 2026
Principal		$ 118,089
Short-term		118,089
Long-term (Non- current portions)
Shin Kong Bank Seven [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.39%
Maturity		May 2026
Principal		$ 312,158
Short-term		312,158
Long-term (Non- current portions)
Shin Kong Bank Eight [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.39%
Maturity		June 2026
Principal		$ 299,649
Short-term		299,649
Long-term (Non- current portions)
Taipei Fubon Bank [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		February 2025
Principal		$ 914,913
Short-term			914,913
Long-term (Non- current portions)
Taipei Fubon Bank One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		April 2025
Principal		$ 609,942
Short-term			609,942
Long-term (Non- current portions)
Taipei Fubon Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		March 2025
Principal		$ 76,097
Short-term			76,097
Long-term (Non- current portions)
Taipei Fubon Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		May 2025
Principal		$ 77,841
Short-term			77,841
Long-term (Non- current portions)
Taipei Fubon Bank Four [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		June 2025
Principal		$ 158,987
Short-term			158,987
Long-term (Non- current portions)
Taipei Fubon Bank Five [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		February 2026
Principal		$ 142,660
Short-term		142,660
Long-term (Non- current portions)
Taipei Fubon Bank Six [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		March 2026
Principal		$ 145,027
Short-term		145,027
Long-term (Non- current portions)
Taipei Fubon Bank Seven [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		April 2026
Principal		$ 147,274
Short-term		147,274
Long-term (Non- current portions)
Taipei Fubon Bank Eight [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		May 2026
Principal		$ 161,785
Short-term		161,785
Long-term (Non- current portions)
Taipei Fubon Bank Nine [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		May 2026
Principal		$ 150,373
Short-term		150,373
Long-term (Non- current portions)
Taipei Fubon Bank Ten [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.34%
Maturity		June 2026
Principal		$ 150,646
Short-term		150,646
Long-term (Non- current portions)
Taipei Fubon Bank Eleven [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.44%
Maturity		March 2026
Principal		$ 1,593,880
Short-term		1,593,880
Long-term (Non- current portions)
Taishin International Bank One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.61%
Maturity		February 2025
Principal		$ 914,913
Short-term			914,913
Long-term (Non- current portions)
Taishin International Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.61%
Maturity		January 2026
Principal		$ 956,328
Short-term		956,328
Long-term (Non- current portions)
Yuanta Bank One [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.03%
Maturity		March 2025
Principal		$ 1,524,855
Short-term			1,524,855
Long-term (Non- current portions)
Yuanta Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.03%
Maturity		March 2026
Principal		$ 1,593,880
Short-term		1,593,880
Long-term (Non- current portions)
Cathay United Bank [Member]
Schedule of Borrowings [Line Items]
Annual interest rate		2.50%
Maturity		April 2027
Principal		$ 1,332,218
Short-term		999,164
Long-term (Non- current portions)		$ 333,054

[1]	The loans are collateralized by the machinery of the Group for the years ended December 31, 2025 and 2024.
[2]	The loan is collateralized by land and buildings of the Group for the years ended December 31, 2025 and 2024
[3]	The loan is secured by restricted cash of $158,865 for the year ended December 31, 2025.
[4]	The loan is secured by restricted cash of $203,779 for the year ended December 31, 2024.